Note 5 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss before income taxes	$ 57,474	$ 96,388	$ 12,545
CAYMAN ISLANDS
Net loss before income taxes	3,305	2,045	894
UNITED STATES
Net loss before income taxes	23,347	80,008	9,840
CHINA
Net loss before income taxes	6,742	11,341	1,338
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	22,979	2,498
AUSTRALIA
Net loss before income taxes	$ 1,101	$ 496	$ 473